Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail)				12 Months Ended
	Sep. 28, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Jun. 30, 2020 yr $ / shares	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 10
Underlying share price			$ 15.15
Volatility			75.00%
Time period (years) | yr			5.5
Risk free rate			0.29%
Dividend yield			0.00%
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				$ 9.39	$ 11.22	$ 9.87
Underlying share price				$ 9.39	$ 11.22	$ 12.7
Volatility				85.44%	82.18%	78.83%
Time period (years) | yr				6.07	6.11	6.56
Risk free rate				3.48%	1.27%	0.37%
Dividend yield				0.00%	0.00%	0.00%
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 12.92	$ 10
Underlying share price	$ 12.92	$ 14.76
Volatility	77.16%	78.93%
Time period (years) | yr	3.75	6.98
Risk free rate	1.49%	0.66%
Dividend yield	0.00%	0.00%
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 2.47
Underlying share price			$ 15.15
Volatility			75.00%
Time period (years) | yr			5.6
Risk free rate			0.29%
Dividend yield			0.00%